Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Legg Mason Partners Institutional Trust
Entity Central Index Key	0000889512
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Capital Shares
Shareholder Report [Line Items]
Fund Name	Western Asset Premier Institutional Liquid Reserves
Class Name	Capital Shares
Trading Symbol	WAAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Western Asset Premier Institutional Liquid Reserves for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-625-4554, or 1-203-703-6002
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Capital Shares[1]	$6	0.12%
[1],[2],[3]
Expenses Paid, Amount	$ 6	[1]
Expense Ratio, Percent	0.12%	[1]
Material Change Date	Oct. 02, 2024
Net Assets	$ 50,094,767
Holdings Count | $ / shares	59	[4]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$50,094,767
Total Number of Portfolio Holdings*	59
[4]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”), the Fund may no longer impose a redemption gate and the application of liquidity fees, if any, is no longer tied to the Fund’s weekly liquid assets.
Effective October 2, 2024, pursuant to Rule 2a-7, if Liquid Reserves Portfolio has total daily net redemptions that exceed 5% of the Portfolio’s net assets, or such smaller amount of net redemptions as the Board of Trustees of the Portfolio determines, based on flow information available within a reasonable period after the last computation of the Portfolio’s net asset value on that day, Liquid Reserves Portfolio may be required to apply a liquidity fee to all shares that are redeemed at a price computed on that day.
In the event that Liquid Reserves Portfolio applies a liquidity fee to redemptions on a particular day, the Fund would be required, on that day, to pass the fee through to its redeeming investors on the same terms and conditions as imposed by Liquid Reserves Portfolio.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 1-800-625-4554, or 1-203-703-6002 or Prospectus-request@Franklintempleton.com.

Updated Prospectus Phone Number	1-800-625-4554, or 1-203-703-6002
Updated Prospectus Email Address	Prospectus-request@Franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[3]
†	Annualized.

[4]
*	Reflects holdings of Liquid Reserves Portfolio.